Matthews China Small Companies Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 95.3%
	Shares	Value
Industrials: 21.1%
Electrical Equipment: 7.6%
Hongfa Technology Co., Ltd. A Shares	569,657	$2,616,346
Shenzhen Megmeet Electrical Co., Ltd. A Shares	411,200	1,635,895
Xuji Electric Co., Ltd. A Shares	325,400	1,582,230
		5,834,471
Machinery: 4.0%
Yangzijiang Shipbuilding Holdings, Ltd.	1,191,200	2,273,521
Morimatsu International Holdings Co., Ltd.[b]	1,157,000	815,605
		3,089,126
Ground Transportation: 2.0%
Full Truck Alliance Co., Ltd. ADR	168,458	1,517,806
Construction & Engineering: 1.9%
Greentown Management Holdings Co., Ltd.[b,c]	2,303,000	1,090,666
Sinopec Engineering Group Co., Ltd. H Shares	524,000	361,315
		1,451,981
Trading Companies & Distributors: 1.6%
BOC Aviation, Ltd.[b,c]	150,800	1,247,315
Marine Transportation: 1.6%
SITC International Holdings Co., Ltd.	450,500	1,208,397
Commercial Services & Supplies: 1.3%
China Everbright Environment Group, Ltd.	2,107,000	1,010,240
Professional Services: 1.1%
Centre Testing International Group Co., Ltd. A Shares	376,300	795,878
Total Industrials		16,155,214

Consumer Discretionary: 17.5%
Hotels, Restaurants & Leisure: 6.5%
Tongcheng Travel Holdings, Ltd.[b]	771,200	1,936,613
Atour Lifestyle Holdings, Ltd. ADR	65,164	1,690,354
DPC Dash, Ltd.[d]	132,500	1,336,275
		4,963,242
Household Durables: 4.2%
Jason Furniture Hangzhou Co., Ltd. A Shares	398,600	1,746,911
Hisense Home Appliances Group Co., Ltd. H Shares	405,000	1,491,598
		3,238,509
Automobile Components: 3.5%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	451,103	1,756,628
Minth Group, Ltd.[d]	470,000	954,498
		2,711,126
Textiles, Apparel & Luxury Goods: 3.3%
Samsonite International SAb,c	465,600	1,260,188
Xtep International Holdings, Ltd.	1,642,500	1,254,723
		2,514,911
Total Consumer Discretionary		13,427,788

	Shares	Value

Consumer Staples: 10.8%
Beverages: 4.2%
Anhui Yingjia Distillery Co., Ltd. A Shares	182,000	$1,867,376
Anhui Kouzi Distillery Co., Ltd. A Shares	142,800	967,154
Beijing Yanjing Brewery Co., Ltd. A Shares	233,000	369,076
		3,203,606
Personal Care Products: 3.7%
Giant Biogene Holding Co., Ltd.[b,c]	444,800	2,877,803
Food Products: 2.4%
Anjoy Foods Group Co., Ltd. A Shares	130,347	1,821,182
Consumer Staples Distribution & Retail: 0.5%
Yifeng Pharmacy Chain Co., Ltd. A Shares	111,200	401,501
Total Consumer Staples		8,304,092

Real Estate: 10.7%
Real Estate Management & Development: 10.7%
China Overseas Property Holdings, Ltd.	4,440,000	3,487,571
KE Holdings, Inc. A Shares	415,600	2,884,011
Yuexiu Property Co., Ltd.	1,623,000	1,308,197
Greentown China Holdings, Ltd.	414,000	481,049
Total Real Estate		8,160,828

Information Technology: 9.0%
Semiconductors & Semiconductor Equipment: 4.9%
ACM Research, Inc. Class Ad	79,245	1,608,674
Alchip Technologies, Ltd.	17,000	1,059,594
Andes Technology Corp.[d]	36,000	426,141
Silergy Corp.	26,000	382,902
Faraday Technology Corp.	34,000	284,609
		3,761,920
Electronic Equipment, Instruments & Components: 3.1%
Elite Material Co., Ltd.	112,000	1,581,286
Kingboard Laminates Holdings, Ltd.	815,500	776,411
		2,357,697
Software: 0.6%
Kingdee International Software Group Co., Ltd.[d]	386,000	435,312
Technology Hardware, Storage & Peripherals: 0.4%
AURAS Technology Co., Ltd.	15,000	318,936
Total Information Technology		6,873,865

Health Care: 8.2%
Health Care Equipment & Supplies: 2.8%
AK Medical Holdings, Ltd.[b,c]	1,740,000	1,175,093
Shandong Pharmaceutical Glass Co., Ltd. A Shares	225,700	932,847
		2,107,940
Biotechnology: 2.6%
Legend Biotech Corp. ADR[d]	27,039	1,317,611
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[d]	27,700	651,248
		1,968,859
matthewsasia.com   |  800.789.ASIA    1

Matthews China Small Companies Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Pharmaceuticals: 2.2%
HUTCHMED China, Ltd.[d]	416,500	$1,705,732
Health Care Technology: 0.6%
Medlive Technology Co., Ltd.[b,c]	390,000	459,851
Total Health Care		6,242,382

Communication Services: 6.9%
Entertainment: 4.7%
Cloud Music, Inc.[b,c,d]	119,850	2,047,176
Maoyan Entertainment[b,c,d]	974,000	1,071,946
Kingsoft Corp., Ltd.	122,000	457,201
		3,576,323
Interactive Media & Services: 2.2%
Kanzhun, Ltd. ADR	86,287	1,497,942
Zhihu, Inc. ADR[d]	53,550	206,168
		1,704,110
Total Communication Services		5,280,433

Materials: 4.5%
Chemicals: 3.7%
Sunresin New Materials Co., Ltd. A Shares	189,800	1,527,407
Nanjing Cosmos Chemical Co., Ltd. A Shares	199,000	954,804
Dongyue Group, Ltd.	379,000	375,028
		2,857,239
Metals & Mining: 0.8%
MMG, Ltd.[d]	1,675,200	581,787
Total Materials		3,439,026

Energy: 3.5%
Energy Equipment & Services: 2.5%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	406,600	1,900,270

	Shares	Value
Oil, Gas & Consumable Fuels: 1.0%
Sinopec Kantons Holdings, Ltd.	1,336,000	$783,299
Total Energy		2,683,569

Utilities: 3.1%
Gas Utilities: 3.1%
ENN Natural Gas Co., Ltd. A Shares	816,242	2,386,842
Total Utilities		2,386,842

Total Investments: 95.3%		72,954,039
(Cost $71,556,917)
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.7%		3,580,342
Net Assets: 100.0%		$76,534,381

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $11,230,038, which is 14.67% of net assets.
d	Non-income producing security.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2    MATTHEWS ASIA FUNDS